Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
The Plan
Share-Based Compensation
Summary of activity

		Weighted	Weighted
		average	average share	Weighted
	Number of	exercise price	price at the	average	Aggregate
	awards	per share	date of exercise	contractual life	fair value
RSUs
Outstanding as of January 1, 2021	643,853	—	—	1.90	4,124
Vested during the year	(642,637)	—	—	—	(4,104)
Forfeited during the year	(1,216)	—	—	—	(20)
Outstanding as of December 31, 2021	—	—	—	—	—
Outstanding as of December 31, 2022	—	—	—	—	—
SARs
Outstanding as of January 1, 2021	2,452,478	14.44	—	5.47	10,523
Cancelled during the year	(2,452,478)	—	—	—	(10,523)
Outstanding as of December 31, 2021	—	—	—	—	—
Outstanding as of December 31, 2022	—	—	—	—	—
PSUs
Outstanding as of January 1, 2021	501,444	—	—	2.25	1,759
Vested during the year	(501,444)	—	—	—	(1,759)
Outstanding as of December 31, 2021	—	—	—	—	—
Outstanding as of December 31, 2022	—	—	—	—	—

GasLog Partners' Plan | GasLog Partners LP
Share-Based Compensation
Summary of awards granted

			Fair value at
Awards	Number	Grant date	grant date
RCUs	233,688	April 1, 2020	$2.02
PCUs	233,688	April 1,2020	$2.02
RCUs	98,255	April 1, 2021	$2.75
PCUs	98,255	April 1, 2021	$2.75
RCUs	21,663	September 14, 2021	$4.09
PCUs	21,663	September 14, 2021	$4.09
RCUs	113,793	April 1, 2022	$5.80

Summary of activity

		Weighted
	Number of	average	Aggregate
	awards	contractual life	fair value
RCUs
Outstanding as of January 1, 2021	89,978	2.04	446
Granted during the year	119,918	—	368
Vested during the year	(5,984)	—	(140)
Outstanding as of December 31, 2021	203,912	1.86	674
Granted during the year	113,793	—	660
Vested during the year	(70,620)	—	(317)
Outstanding as of December 31, 2022	247,085	1.49	1,017
PCUs
Outstanding as of January 1, 2021	89,978	2.04	446
Granted during the year	119,918	—	368
Vested during the year	(2,992)	—	(70)
Forfeited during the year	(2,992)	—	(70)
Outstanding as of December 31, 2021	203,912	1.86	674
Vested during the year	(65,044)	—	(189)
Forfeited during the year	(5,576)	—	(128)
Outstanding as of December 31, 2022	133,292	0.84	357